Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226
Fortuna Hedged Bitcoin Fund (HBTC)
a series of Listed Funds Trust

Supplement dated January 6, 2026
to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)
each dated January 5, 2026

Effective January 21, 2026, the name of the Fortuna Hedged Bitcoin Fund (the “Fund”) will change.

Accordingly, effective January 21, 2026, all references to “Fortuna Hedged Bitcoin Fund” are hereby replaced with “Fortuna Hedged Bitcoin ETF” in the Summary Prospectus, Prospectus and SAI.

In addition, all references to the Adviser’s address in the Summary Prospectus, Prospectus and SAI are revised as follows:

6565 Hillcrest Road, Suite 250, Dallas, Texas 75205

The aforementioned changes will not affect the day-to-day management of the Fund or its fees and expenses.

Please retain this Supplement for future reference.